Statements of Changes in Equity (Deficit) - USD ($)	Common Shares	Treasury Shares	Additional Paid in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total
Balance at Dec. 31, 2020	$ 145,139		$ 20,649,882	$ (29,759,697)	$ (19,381)	$ (8,984,057)
Balance (in Shares) at Dec. 31, 2020	6,960,000
Issuance of common shares in initial public offering, net	$ 108,347		9,946,310			10,054,657
Issuance of common shares in initial public offering, net (in Shares)	4,819,277
Issuance of warrants, net			6,742,638			6,742,638
Issuance of common shares to consultant	$ 268		49,732			50,000
Issuance of common shares to consultant (in Shares)	12,048
Warrant exercises	$ 5,540		1,144,010			1,149,550
Warrant exercises (in Shares)	277,000
Issuance of common shares in equity transactions	$ 28,269	26,816	3,493,496			3,548,581
Issuance of common shares in equity transactions (in Shares)	1,313,232
Issuance of common shares for partial commitment fee	$ 569		58,886			59,455
Issuance of common shares for partial commitment fee (in Shares)	26,203
Capital increase for financing transactions	$ 56,313	(56,313)
Capital increase for financing transactions (in Shares)	2,815,629
Defined pension plan adjustments					(132,358)	(132,358)
Net loss				(11,946,078)		(11,946,078)
Balance at Dec. 31, 2021	$ 344,445	(29,497)	42,084,954	(41,705,775)	(151,739)	542,388
Balance (in Shares) at Dec. 31, 2021	16,223,389
Issuance of common shares direct offering, net	$ 31,251	29,057	1,851,205			1,911,513
Issuance of common shares direct offering, net (in Shares)	1,562,531
Issuance of pre-funded warrants, net			5,348,882			5,348,882
Issuance of common shares in At-The-Market (ATM) financing		440	30,553			30,993
Issuance of treasury shares	$ 116,184	(116,184)
Issuance of treasury shares (in Shares)	5,809,243
Exercise of pre-funded warrants		23,692				23,692
Issuance of common shares in private placement offerings, net	$ 126,346	92,492	7,056,711			7,275,549
Issuance of common shares in private placement offerings, net (in Shares)	6,317,301
Conversion of convertible notes payable	$ 50,329		2,422,287			2,472,616
Conversion of convertible notes payable (in Shares)	2,516,429
Stock-based compensation			22,730			22,730
Issuance of warrants, net			2,047,208			2,047,208
Defined pension plan adjustments					100,948	100,948
Net loss				(16,495,680)		(16,495,680)
Balance at Dec. 31, 2022	$ 668,555		60,864,530	(58,201,455)	(50,791)	3,280,839
Balance (in Shares) at Dec. 31, 2022	32,428,893
Issuance of treasury shares	$ 64,858	(64,858)
Issuance of treasury shares (in Shares)	3,242,887
Stock-based compensation			164,907			164,907
Defined pension plan adjustments					(107,280)	(107,280)
Net loss				(12,172,029)		(12,172,029)
Balance at Dec. 31, 2023	$ 733,413	$ (64,858)	$ 61,029,437	$ (70,373,484)	$ (158,071)	$ (8,833,563)
Balance (in Shares) at Dec. 31, 2023	35,671,780